Derivative financial instruments - Reconciliation of movement of reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of hedging reserve
Reserve of cash flow hedges, beginning of period	£ (853)	£ 1,575
Gains (Losses) On Exchange Differences On Cash Flow Hedges, Before Tax	(20)	(7)
Gains (Losses) On Cash Flow Hedges Excluding Exchange Differences, Before Tax	(9,032)	(2,273)
Reclassification adjustments on cash flow hedges, before tax	339	(1,173)	£ (510)
Tax	2,331	1,025	(216)
Reserve of cash flow hedges, end of period	(7,235)	(853)	1,575
Reconciliation of currency translation reserve [Roll Forward]
Currency translation reserve, beginning of period	2,740	2,871
Gains (losses) on exchange differences on translation of foreign operations, before tax	3,513	(139)
Gains (losses) on hedges of net investments in foreign operations, before tax	(1,539)	(18)
Reclassification adjustments on hedges of net investments in foreign operations, before tax	58	26
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	0	0
Currency translation reserve, end of period	£ 4,772	£ 2,740	£ 2,871